Organization and Description of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	Organization and Description of Business
System1, Inc. and subsidiaries (the “Company”, “we”, “our” or “us”) operates an omnichannel customer acquisition platform, delivering high-intent customers to brands, advertisers and publishers.
We provide our omnichannel customer acquisition platform services through our proprietary responsive acquisition marketing platform (“RAMP”). Operating seamlessly across major advertising networks and advertising category verticals to acquire end-users, RAMP allows us to monetize such end users through our relationships with third party advertisers and advertising networks (“Advertising Partners”). RAMP also allows third party advertising platforms and publishers (“Network Partners”), to send user traffic to, and monetize end user traffic on, our owned and operated websites or through our monetization agreements. RAMP operates across our network of owned and operated websites and related products, allowing us to monetize user traffic that we source from various acquisition marketing channels, including Google, Facebook, Zemanta, Taboola, and TikTok.
Our primary operations are in the United States, and we also have operations in Canada and the Netherlands. Operations outside the United States are subject to risks inherent in operating under different legal systems, as well as various political and economic environments. Among these risks are changes in existing tax laws changes in the regulatory framework in foreign jurisdictions, data privacy laws, possible limitations on foreign investment and income repatriation, government foreign exchange controls, exposure to currency exchange fluctuations and employment laws impacting foreign employees. We do not engage in hedging activities to mitigate our exposure to fluctuations in foreign currency exchange rates.
We, through Total Security Limited, formerly known as Protected.net Group Limited (“Protected”), also provided antivirus software solutions, offering customers a single packaged solution that provides protection and reporting to the end user. On September 6, 2023, we announced that we had received a non-binding indication of intent from Just Develop It Limited (“JDI”), one of our significant shareholders, which is principally owned and managed by certain members of the Protected management team ("Purchasing Parties"), related to the potential acquisition of Protected. Subsequently, on November 30, 2023, we completed the sale of Protected, including our antivirus and consumer privacy software solutions, pursuant to the terms of a share purchase agreement (“Share Purchase Agreement”). Pursuant to the Share Purchase Agreement, the Purchasing Parties acquired all of the outstanding preference and ordinary shares (“Protected Disposition”) of Protected for total consideration comprised: (a) $240.0 million in cash, subject to certain adjustments, (b) the return and subsequent cancellation of approximately 29.1 million shares of our Class A common stock, par value $0.0001 per share, owned by the Purchasing Parties and (c) confirmation from JDI, Protected and the CEO of the Total Security business that the financial performance benchmarks related to certain contingent earnout payments (the "Protected Incentive Plan") based on the future performance of Protected’s business in an aggregate amount of up to $60.0 million contemplated by the Business Combination Agreement related to the Merger (see Note 3, Merger), will, as a result of the Protected Disposition, no longer be achievable.
The results of operations of our Protected business prior to its sale are presented as net loss from discontinued operations in our consolidated statements of operations for all periods presented, and the assets and liabilities for our Protected business prior to its sale have been classified as held for sale from discontinued operations and segregated for all periods presented in the consolidated balance sheets (see Note 19, Discontinued Operations).
We have two reportable segments: Owned and Operated Advertising and Partner Network (see Note 16, Segment Reporting).
Going Concern Considerations
The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. The going concern basis of presentation assumes that we will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize our assets and discharge our liabilities and commitments in the normal course of business.
As of June 1, 2023, we had not delivered audited financial statements for the fiscal year ended December 31, 2022 to Bank of America as required by the covenants of the Term Loan. The failure to timely deliver the audited financial statements resulted in an event of default under the Term Loan and provided Bank of America the ability to immediately call the outstanding principal balances of the Term Loan and Revolving Facility of $430.0 million, at the request of, or with the consent of, the required majority of lenders until the time that the 2022 audited financial statements were delivered to Bank of America. We did not have sufficient liquidity to settle the outstanding principal balances should they be called, nor had we identified sufficient alternative sources of capital. As a result, this matter raised substantial doubt about our ability to continue as a going concern. We delivered the 2022 audited financial statements to Bank of America on June 6, 2023, resulting in the remediation of the event of default. Accordingly, Bank of America no longer had the ability to call the outstanding principal balances on the Term Loan and Revolving Facility.
Starting in the third quarter of 2022 and continuing into 2023, we experienced declining cash flows and financial performance as a result of deteriorating macroeconomic conditions, resulting in reductions in both advertiser and overall consumer demand for our marketing services. In response to these conditions, we obtained additional financing in the second quarter of 2023 which was expected to provide us with sufficient liquidity to manage through the current business environment. However, subsequent to the quarter ended June 30, 2023, we experienced increased customer acquisition costs in addition to the loss of a significant Network Partner, both of which further negatively impacted our future cash forecasts and negatively impacted our forecasted compliance with the maximum leverage ratio covenant of the Term Loan (see Note 11, Debt, Net). Accordingly, we determined that there was substantial doubt about our ability to continue as a going concern as of June 30, 2023 and September 30, 2023. We had an accumulated deficit of $707.7 million as of December 31, 2023, a net loss of $285.6 million for the year ended December 31, 2023, and had cash outflows from operations of $24.7 million for the year ended December 31, 2023.
On November 30, 2023, we completed the sale of Protected, which resulted in a net inflow of cash of $180.3 million, net of transaction expenses and after mandatory and voluntary debt payoffs (see Note 19, Discontinued Operations). As of December 31, 2023, we have paid off or paid down all of our outstanding notes, revolvers and loans (see Note 11, Debt, Net and Note 12, Related-Party Transactions), with the exception of the Term Loan and had unrestricted cash on hand of $135.3 million.
On January 17, 2024, we completed the repurchase of $63.7 million in principal amount of our Term Loan for an aggregate purchase price of $40.9 million pursuant to a Dutch auction tender offer (see Note 11, Debt, Net). Following the repurchase, the outstanding principal amount of the Term Loan was $301.3 million. We have principal and interest payments due of approximately $5.0 million and $6.6 million, respectively, per quarter on our Term Loan, and as of the date of this filing, we have available capacity of $50.0 million under the 2022 Revolving Note, subject to maximum leverage ratio covenant (see Note 11, Debt, Net). In addition, we have implemented a significant reduction in headcount in both the second quarter of 2023 and in early September 2023, resulting in approximately $14.5 million of annualized prospective cash savings.
As a result of the net cash inflow from the sale of Protected and an evaluation of our forecasted future cash flows from operating activities (including the impact of the headcount reductions taken in the second and third quarters of 2023), we believe that we have sufficient resources to continue as a going concern for the twelve-month period following the date these financial statements are issued. Accordingly, we have alleviated the substantial doubt regarding our ability to continue as a going concern that previously existed as of September 30, 2023, and we will have sufficient liquidity to meet our obligations as they become due over the next twelve months.